Deutsche Asset Management

[GRAPHIC OMITTED]

Mutual Fund

Annual Report

                                                                   May 31, 2002

Class A, B, C Shares and Institutional Class

Flag Investors Equity Partners Fund


[Logo Omitted]
A Member of the
Deutsche Bank Group

Equity Partners Fund
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TABLE OF CONTENTS

         REPORT HIGHLIGHTS .................................. 3
         PERFORMANCE COMPARISON ............................. 4
         LETTER TO SHAREHOLDERS ............................. 5
         ADDITIONAL PERFORMANCE INFORMATION ................. 7

         EQUITY PARTNERS FUND
            Schedule of Investments .........................12
            Statement of Assets and Liabilities .............13
            Statement of Operations .........................14
            Statements of Changes in Net Assets .............15
            Financial Highlights ............................16
            Notes to Financial Statements ...................20
            Report of Independent Accountants ...............24
            Tax Information .................................24
            Fund Directors ..................................25


                     ---------------------------
           The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                     ---------------------------

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                                  2

Equity Partners Fund
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REPORT HIGHLIGHTS

In a negative market environment, the Equity Partners Fund has performed well on a relative basis. The Fund's Class A Shares produced a total return of 2.19% and -6.96% for the six- and twelve-month periods ended May 31, 2002, respectively(1), while the S&P 500 Index ('S&P 500') returned -5.69% and -13.87% and the NASDAQ Composite Index(2) ('NASDAQ') returned -16.31% and -23.44% for the same periods. Over the past five years, the Fund's Class A Shares' compound average annual return of 8.57% exceeded the S&P 500 and NASDAQ returns of 6.13% and 2.90%, respectively.(1) The Fund's Class A Shares ranked in the top 39% and 21% of Morningstar's Large Cap Value Funds for the past one- and five- year periods ended May 31, 2002. The Fund ranked 353 out of 906 and 105 out of 501 Large Cap Value Funds for the one- and five- year periods, respectively.(3)

Investor sentiment is currently negative for several reasons including the fragile economy, low investor confidence in corporate managements, continued disastrous performance of many telecommunications and technology stocks and the ongoing terrorism threat. The year 2002 is presently the third consecutive negative year for the stock market. In this period of negative returns, the market is correcting many of the excesses that built up in the prior five years when the market was extremely strong.

We believe that periods of uncertainty and negative sentiment provide the best buying opportunities for long-term investors. We are optimistic about the long-term return potential from the portfolio companies, particularly from today's current price levels.



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(1) Excluding sales charges.

(2) NASDAQ Composite Index is an unmanaged market value-weighted index that measures all domestic and non-US-based securities.

(3) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Rankings are based on total returns and include all applicable fees and expenses but exclude sales charges.
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                                         3

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Equity Partners Fund
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PERFORMANCE COMPARISON(1)

                                                              CUMULATIVE                             AVERAGE ANNUAL
                                                           TOTAL RETURNS                              TOTAL RETURNS

   Periods Ended                 1 Year   3 Years   5 Years        Since     1 Year    3 Years   5 Years         Since
   May 31, 2002                                             Inception(2)                                  Inception(2)

 Equity Partners Fund--
   Class A Shares               (6.96)%   (3.47)%    50.84%      162.20%    (6.96)%    (1.17)%     8.57%        14.13%
   Class B Shares               (7.63)%   (5.62)%    45.28%      148.58%    (7.63)%    (1.91)%     7.76%        13.30%
   Class C Shares               (7.63)%   (5.55)%       n/a       26.63%    (7.63)%    (1.88)%       n/a         6.80%
   Institutional Class          (6.73)%   (2.71)%    52.81%      107.57%    (6.73)%    (0.91)%     8.85%        12.31%
----------------------------------------------------------------------------------------------------------------------
 S&P 500 Index(3)              (13.87)%  (14.89)%    34.62%      146.62%   (13.87)%    (5.23)%     6.13%        13.26%
----------------------------------------------------------------------------------------------------------------------
 Morningstar Large Cap
   Value Average(4)             (8.23)%   (1.08)%    35.03%      132.69%    (8.23)%    (0.36)%     6.19%        12.34%
----------------------------------------------------------------------------------------------------------------------

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THE FUND'S AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 2002, INCLUDING THE
MAXIMUM SALES CHARGES APPLICABLE TO EACH CLASS WERE: CLASS A SHARES--ONE-YEAR (12.08)%, FIVE-YEAR 7.35%, SINCE INCEPTION 13.25%; CLASS B SHARES--ONE-YEAR (12.25)%, FIVE-YEAR 7.46%, SINCE INCEPTION 13.30%; CLASS C SHARES--ONE-YEAR (8.55)%, SINCE INCEPTION 6.80%. THE MAXIMUM SALES CHARGE FOR EACH CLASS IS AS
FOLLOWS: CLASS A SHARES: 5.50%; CLASS B SHARES: A CONTINGENT DEFERRED SALES CHARGE ('CDSC') OF 5.00% DECLINING TO 0.00% AFTER SIX YEARS; AND CLASS C SHARES:
A CDSC OF 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. The 'Since Inception' and five-years performance would have been lower for Class A and Class B Shares and the Institutional Class if certain of the Fund's fees and expenses had not been waived prior to 1998.
(2) The Fund's inception dates are: Class A Shares: February 13, 1995, Class B
Shares: February 13, 1995, Class C Shares: October 28, 1998, Institutional
Class: February 14, 1996. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning February 28, 1995.
(3) The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
(4) The Morningstar Large Cap Value Average represents a universe of funds investing primarily in companies with large market capitalization and which have low price/earnings and price/book ratios relative to the market-cap group average. These figures do not reflect sales charges.

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                                      4
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Equity Partners Fund
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LETTER TO SHAREHOLDERS


Fellow Shareholders:

We are pleased to report on the progress of your Fund for the year ended May 31, 2002.

PERFORMANCE
In the negative market environment which prevailed over the past six- and twelve-month periods, the Equity Partners Fund performed well relative to the S&P 500 and the NASDAQ. The Fund's Class A shares produced a total return of 2.19% and -6.96% for the six- and twelve-month periods ended May 31, 2002, respectively.(1) The S&P 500 returned -5.69% and -13.87% for the same periods, while the NASDAQ returned -16.31% and -23.44%, respectively. The Fund's outperformance resulted primarily from our having avoided most of the Technology sector, which experienced large losses during these periods.

Over the past five years, the Fund's Class A Shares' compound average annual return of 8.57% exceeded the S&P 500 and NASDAQ returns of 6.13% and 2.90%, respectively.(1) The Fund's Class A Shares ranked in the top 39% and 21% of Morningstar's Large Cap Value Funds for the past one- and five- year periods ended May 31, 2002. The Fund ranked 353 out of 906 and 105 out of 501 Large Cap Value Funds for the one- and five- year periods, respectively.

The largest positive and negative contributors to net asset value over the past year are shown in the table on this page.

Oxford Health and Americredit, two of the best contributors, were new investments made over the past year. Consistent with our discipline of buying undervalued stocks when they are out of favor, each was bought at depressed prices that resulted from exaggerated concerns regarding their business prospects. As those concerns lifted, the stocks appreciated, and we reduced a portion of the Americredit at a large profit.






CONTRIBUTIONS TO NET ASSET VALUE PERFORMANCE

  FIVE BEST CONTRIBUTORS
                   (For the 12 months ended 5/31/02)
                                      Gain Per Share

 Wellpoint Health Networks, Inc.               $0.34
 Oxford Health Plans(a)                        $0.33
 Americredit Corp.(a)                          $0.32
 Countrywide Credit                            $0.22
 Canadian National Railway Co.                 $0.22


  FIVE WORST CONTRIBUTORS
                   (For the 12 months ended 5/31/02)
                                      Loss Per Share

 AOL Time Warner,Inc.                        $(0.66)
 Tyco International                          $(0.56)
 Conseco(e)                                  $(0.54)
 Qwest Communications International, Inc.    $(0.46)
 International Business Machines Corp.       $(0.30)

(a) added during the period.
(e) eliminated during the period.

Among the worst contributors was Tyco, a current poster child for excesses among corporate executives and directors. Since investing in Tyco over two years ago, we accepted the risk that resulted from management's aggressive style because of the company's strong record of growth and profitability. It has become painfully clear in recent months that the risk was substantially greater than we estimated. We believe the stock has good recovery potential as the management is replaced, the Board is strengthened and liquidity concerns are alleviated.

INVESTMENT ENVIRONMENT
Investor sentiment is currently negative for several reasons. The economic recovery, which the stock market had been anticipating, is proving to be fragile and uneven. As a result, the likelihood of profit disappointments is growing.

The Enron fallout is weighing on the market. As more examples of aggressive or fraudulent accounting, reporting and management practices occur, reduced trust in Corporate America is hurting investor confidence. In the long run, the cleaning up of corporate practices will

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(1) Excluding sales charges.
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                                      5

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Equity Partners Fund
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LETTER TO SHAREHOLDERS

be good for the stock market but in the current discovery phase it is proving to be negative.

The disastrous performance of Telecommunications and many Technology stocks weighs on the market. For whatever reasons, these sectors continue to carry a disproportionate share of investors' sentiment and attention.

Lastly, the ongoing terrorism threat coupled with escalating international conflicts creates a sense of fear which overhangs the market.

It is interesting to know that 2002 is presently the third consecutive negative year for the stock market. The last time the market experienced three straight negative calendar years was 1939, 1940 and 1941. As of the end of the Fund's May fiscal year, the compound three-year average annual return for the S&P 500 and NASDAQ was -5.23% and -13.20%, respectively (Equity Partners Class A Shares was -1.17%(1)). As discouraging as that sounds, understand that in the prior five years ended May 31, 1999, the S&P 500 and NASDAQ returned 25.88% and 27.43%, respectively on an average annual compound basis. In the current period of negative returns, the market is correcting many of the excesses that built up in the prior years. While painful in the short run, it should lead to a period of recovery and it is healthy for the market in the long run.

PORTFOLIO STRATEGY
Our 'flexible value' investment philosophy is geared more to individual stock selection than broad strategies. We focus on undervalued companies with strong financial characteristics and shareholder-oriented managements. At the time of purchase, these stocks are often down in price and out of favor in the market.

We added four new companies to the portfolio over the past six months. These include Prudential Financial, Oxford Health, Safeco and Convergys. We eliminated Host Marriott, Merck and WorldCom.

We do not practice market timing in the management of the Fund. Our goal is to have 90-100% of the Fund invested in equities at most times. The cash position was 6.3% at the beginning of the past six-month period and 5.4% at the end.


The five largest holdings are shown in the following table.


  FIVE LARGEST EQUITY HOLDINGS
  Security                      Cost   Market Value
                                            5/31/02

 American Standard
   Companies,Inc.         $10,134,669   $19,177,000
 Canadian National
   Railway Co.            $ 6,497,197   $17,486,730
 Berkshire Hathaway
   Class B                $14,921,423   $16,809,600
 Citigroup,Inc.           $ 4,240,185   $16,225,835
 Countrywide Credit       $11,971,864   $15,621,408
CLOSING
The main message we would leave with you today is that periods of uncertainty and negative sentiment, such as we are now experiencing, provide the best buying opportunities for long-term investors. Many investors, influenced by the emotions of greed and fear, do harm to their investment returns by increasing their investments when prices are high and giving up on stocks when prices are low.

We are long-term investors, and we encourage you to share the same long-term approach in your investing. It can prove to be an advantage in the market against those who are driven by shorter-term forces and emotions. Several of today's concerns should prove to be temporary and some should actually result in a healthier market in the long run (e.g. more reliability and integrity in accounting and management practices).

We are partners with you in the ownership of this Fund, and we are optimistic about the long-term return potential from the portfolio companies, particularly from today's current price levels.

Sincerely,

/S/ SIGNATURE

Lee S. Owen
Portfolio Manager
June 17, 2002


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(1) Excluding sales charges.
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                                      6

Equity Partners Fund
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ADDITIONAL PERFORMANCE INFORMATION


The Shareholder Letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of each of the Fund's classes to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment (or the Fund class' minimum initial investment if that amount exceeds $10,000) including any applicable maximum sales load, from the inception date of the respective class through the end of the most recent fiscal year. The SEC also requires that we report the total return of each class, according to a standardized formula that includes any applicable maximum sales load, for various time periods through the end of the most recent fiscal year.

Both the line graph and the SEC standardized total return figures include the impact of the 5.50% maximum initial sales charge for the Class A Shares and the contingent deferred sales charge applicable to the specified time period for the Class B and Class C Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B or Class C Shares investors who continued to hold their shares past the end of the specified time period.

While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund's classes are adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

The SEC total return figures may differ from total return figures in the Shareholder Letter and the Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.


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                                      7

Equity Partners Fund
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ADDITIONAL PERFORMANCE INFORMATION(1)

Equity Parters Fund - Class A Shares, S&P 500 Index and Morningstar Large Cap Value Average
Growth of a $10,000 Investment (since inception)(2)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

            Equity Partners                 Morningstar Large
                Fund--                         Cap Value
            Class A Shares   S&P 500 Index      Average
02/13/95        $ 9,450         $10,000         $10,000
02/28/95        $ 9,497         $10,000         $10,000
03/31/95        $ 9,752         $10,295         $10,261
04/30/95        $ 9,866         $10,598         $10,516
05/31/95        $10,178         $11,022         $10,897
06/30/95        $10,291         $11,278         $11,084
07/31/95        $10,565         $11,652         $11,426
08/31/95        $10,793         $11,681         $11,528
09/30/95        $11,039         $12,174         $11,899
10/31/95        $10,916         $12,131         $11,745
11/30/95        $11,333         $12,663         $12,293
12/31/95        $11,414         $12,907         $12,542
01/31/96        $11,825         $13,346         $12,911
02/29/96        $12,054         $13,470         $13,062
03/31/96        $12,103         $13,600         $13,247
04/30/96        $12,342         $13,800         $13,432
05/31/96        $12,523         $14,157         $13,658
06/30/96        $12,600         $14,210         $13,612
07/31/96        $12,240         $13,582         $13,077
08/31/96        $12,596         $13,869         $13,443
09/30/96        $13,325         $14,650         $14,015
10/31/96        $13,489         $15,053         $14,345
11/30/96        $14,719         $16,191         $15,286
12/31/96        $14,681         $15,870         $15,132
01/31/97        $15,175         $16,862         $15,769
02/28/97        $15,301         $16,994         $15,927
03/31/97        $14,738         $16,296         $15,382
04/30/97        $15,369         $17,269         $15,916
05/31/97        $16,427         $18,320         $16,878
06/30/97        $16,834         $19,142         $17,512
07/31/97        $18,039         $20,664         $18,784
08/31/97        $17,776         $19,506         $18,146
09/30/97        $18,214         $20,575         $19,040
10/31/97        $17,708         $19,887         $18,357
11/30/97        $18,155         $20,808         $18,886
12/31/97        $18,275         $21,165         $19,226
01/31/98        $18,147         $21,400         $19,214
02/28/98        $19,872         $22,943         $20,473
03/31/98        $21,272         $24,118         $21,396
04/30/98        $21,479         $24,360         $21,478
05/31/98        $20,987         $23,942         $21,075
06/30/98        $21,134         $24,914         $21,256
07/31/98        $20,522         $24,649         $20,650
08/31/98        $16,405         $21,091         $17,750
09/30/98        $17,620         $22,436         $18,684
10/31/98        $19,574         $24,261         $20,090
11/30/98        $21,390         $25,733         $21,002
12/31/98        $22,899         $27,214         $21,668
01/31/99        $23,200         $28,352         $21,773
02/28/99        $22,730         $27,471         $21,236
03/31/99        $24,529         $28,571         $21,822
04/30/99        $25,748         $29,676         $23,428
05/31/99        $25,668         $28,975         $23,158
06/30/99        $26,448         $30,584         $23,962
07/31/99        $25,159         $29,629         $23,229
08/31/99        $23,949         $29,482         $22,591
09/30/99        $23,359         $28,674         $21,715
10/31/99        $23,560         $30,489         $22,578
11/30/99        $23,290         $31,115         $22,568
12/31/99        $24,571         $32,941         $23,066
01/31/00        $22,273         $31,285         $22,099
02/29/00        $20,758         $30,693         $20,944
03/31/00        $22,900         $33,696         $23,075
04/30/00        $22,618         $32,682         $22,971
05/31/00        $22,169         $32,012         $23,193
06/30/00        $22,273         $32,801         $22,606
07/31/00        $23,244         $32,288         $22,674
08/31/00        $24,008         $34,294         $24,072
09/30/00        $23,715         $32,483         $23,790
10/31/00        $24,174         $32,346         $24,379
11/30/00        $23,297         $29,796         $23,375
12/31/00        $24,518         $29,941         $24,523
01/31/01        $26,839         $31,004         $25,006
02/28/01        $27,047         $28,177         $24,012
03/31/01        $26,278         $26,392         $23,178
04/30/01        $26,069         $28,443         $24,508
05/31/01        $26,633         $28,633         $24,932
06/30/01        $26,578         $27,936         $24,708
07/31/01        $26,156         $27,661         $24,607
08/31/01        $24,887         $25,929         $23,568
09/30/01        $22,241         $23,833         $21,704
10/31/01        $22,252         $24,290         $21,914
11/30/01        $24,247         $26,150         $23,310
12/31/01        $25,259         $26,387         $23,739
01/31/02        $24,024         $25,991         $23,390
02/28/02        $23,871         $25,492         $23,243
03/31/02        $25,390         $26,448         $24,242
04/30/02        $24,713         $24,846         $23,311
05/31/02        $24,778         $24,662         $23,269

Equity Partners Fund - Class A Shares $24,778
S&P 500 Index(3) $24,662
Morningstar Large Cap Value Average(4) $23,269



   TOTAL RETURNS
                                          AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                         1 Year   5 Years        Since
   May 31, 2002                                           Inception(2)

 Equity Partners Fund--Class A Shares  (12.08)%     7.35%       13.25%

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(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 5.50% sales charge. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. The 'Since Inception' and five-years performance would have been lower for Class A Shares if certain of the Fund's fees and expenses had not been waived prior to 1998.
(2) The Fund's inception date is: Class A Shares: February 13, 1995. Benchmark returns are for the periods beginning February 28, 1995.
(3) The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.
(4) The Morningstar Large Cap Value Average represents a universe of funds investing primarily in companies with large market capitalization and which have low price/earnings and price/book ratios relative to the market-cap group average.

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                                      8

Equity Partners Fund
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ADDITIONAL PERFORMANCE INFORMATION(1)

Equity Partners Fund - Class B Shares, S&P 500 Index and Morningstar Large Cap Value Average
Growth of a $10,000 Investment (since inception)(2)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

            Equity Partners                Morningstar Large
                 Fund --                       Cap Value
             Class B Shares  S&P 500 Index      Average
2/13/95         $10,000         $10,000         $10,000
2/28/95         $ 9,548         $10,000         $10,000
3/31/95         $ 9,795         $10,295         $10,261
4/30/95         $ 9,899         $10,598         $10,516
5/31/95         $10,213         $11,022         $10,897
6/30/95         $10,336         $11,278         $11,084
7/31/95         $10,602         $11,652         $11,426
8/31/95         $10,821         $11,681         $11,528
9/30/95         $11,060         $12,174         $11,899
10/31/95        $10,926         $12,131         $11,745
11/30/95        $11,346         $12,663         $12,293
12/31/95        $11,413         $12,907         $12,542
1/31/96         $11,816         $13,346         $12,911
2/29/96         $12,163         $13,470         $13,062
3/31/96         $12,211         $13,600         $13,247
4/30/96         $12,444         $13,800         $13,432
5/31/96         $12,609         $14,157         $13,658
6/30/96         $12,685         $14,210         $13,612
7/31/96         $12,318         $13,582         $13,077
8/31/96         $12,666         $13,869         $13,443
9/30/96         $13,393         $14,650         $14,015
10/31/96        $13,548         $15,053         $14,345
11/30/96        $14,768         $16,191         $15,286
12/31/96        $14,720         $15,870         $15,132
1/31/97         $15,207         $16,862         $15,769
2/28/97         $15,483         $16,994         $15,927
3/31/97         $14,912         $16,296         $15,382
4/30/97         $15,533         $17,269         $15,916
5/31/97         $16,598         $18,320         $16,878
6/30/97         $16,991         $19,142         $17,512
7/31/97         $18,204         $20,664         $18,784
8/31/97         $17,928         $19,506         $18,146
9/30/97         $18,361         $20,575         $19,040
10/31/97        $17,839         $19,887         $18,357
11/30/97        $18,273         $20,808         $18,886
12/31/97        $18,383         $21,165         $19,226
1/31/98         $18,244         $21,400         $19,214
2/28/98         $19,960         $22,943         $20,473
3/31/98         $21,356         $24,118         $21,396
4/30/98         $21,556         $24,360         $21,478
5/31/98         $21,047         $23,942         $21,075
6/30/98         $21,177         $24,914         $21,256
7/31/98         $20,548         $24,649         $20,650
8/31/98         $16,419         $21,091         $17,750
9/30/98         $17,626         $22,436         $18,684
10/31/98        $19,561         $24,261         $20,090
11/30/98        $21,366         $25,733         $21,002
12/31/98        $22,862         $27,214         $21,668
1/31/99         $23,144         $28,352         $21,773
2/28/99         $22,904         $27,471         $21,236
3/31/99         $24,689         $28,571         $21,822
4/30/99         $25,904         $29,676         $23,428
5/31/99         $25,812         $28,975         $23,158
6/30/99         $26,578         $30,584         $23,962
7/31/99         $25,261         $29,629         $23,229
8/31/99         $24,036         $29,482         $22,591
9/30/99         $23,424         $28,674         $21,715
10/31/99        $23,618         $30,489         $22,578
11/30/99        $23,332         $31,115         $22,568
12/31/99        $24,600         $32,941         $23,066
1/31/00         $22,282         $31,285         $22,099
2/29/00         $20,967         $30,693         $20,944
3/31/00         $23,115         $33,696         $23,075
4/30/00         $22,812         $32,682         $22,971
5/31/00         $22,348         $32,012         $23,193
6/30/00         $22,434         $32,801         $22,606
7/31/00         $23,395         $32,288         $22,674
8/31/00         $24,304         $34,294         $24,072
9/30/00         $23,847         $32,483         $23,790
10/31/00        $24,435         $32,346         $24,379
11/30/00        $23,531         $29,796         $23,375
12/31/00        $24,758         $29,941         $24,523
1/31/01         $27,094         $31,004         $25,006
2/28/01         $25,874         $28,177         $24,012
3/31/01         $25,118         $26,392         $23,178
4/30/01         $26,359         $28,443         $24,508
5/31/01         $26,912         $28,633         $24,932
6/30/01         $26,844         $27,936         $24,708
7/31/01         $26,393         $27,661         $24,607
8/31/01         $25,095         $25,929         $23,568
9/30/01         $22,421         $23,833         $21,704
10/31/01        $22,421         $24,290         $21,914
11/30/01        $24,407         $26,150         $23,310
12/31/01        $25,414         $26,387         $23,739
1/31/02         $24,154         $25,991         $23,390
2/28/02         $23,983         $25,492         $23,243
3/31/02         $25,505         $26,448         $24,242
4/30/02         $24,801         $24,846         $23,311
5/31/02         $24,858         $24,662         $23,269

Equity Partners Fund - Class B Shares $24,858
S&P 500 Index(3) $24,662
Morningstar Large Cap Value Average(4) $23,269

   TOTAL RETURNS
                                          AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                         1 Year   5 Years        Since
   May 31, 2002                                           Inception(2)

 Equity Partners Fund--Class B Shares  (12.25)%     7.46%       13.30%

--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's contingent deferred sales charge applicable to the specified time periods. The contingent deferred sales charge for Class B Shares declines over time from a maximum of 5.00% to 0.00% after six years. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. The 'Since Inception' and five-years performance would have been lower for Class B Shares if certain of the Fund's fees and expenses had not been waived prior to 1998.
(2) The Fund's inception date is: Class B Shares: February 13, 1995. Benchmark returns are for the periods beginning February 28, 1995.
(3) The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.
(4) The Morningstar Large Cap Value Average represents a universe of funds investing primarily in companies with large market capitalization and which have low price/earnings and price/book ratios relative to the market-cap group average.

--------------------------------------------------------------------------------
                                      9

Equity Partners Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION(1)

Equity Partners Fund - Class C Shares, S&P 500 Index and Morningstar Large Cap Value Average
Growth of a $10,000 Investment (since inception)(2)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


            Equity Partners                Morningstar Large
                 Fund--                        Cap Value
             Class C Shares  S&P 500 Index      Average

10/28/98        $10,000         $10,000         $10,000
10/31/98        $10,126         $10,000         $10,000
11/30/98        $11,215         $10,607         $10,454
12/31/98        $12,006         $11,217         $10,785
1/31/99         $12,154         $11,686         $10,838
2/28/99         $11,900         $11,323         $10,570
3/31/99         $12,828         $11,776         $10,862
4/30/99         $13,459         $12,232         $11,661
5/31/99         $13,406         $11,943         $11,527
6/30/99         $13,809         $12,606         $11,927
7/31/99         $13,125         $12,212         $11,562
8/31/99         $12,488         $12,152         $11,245
9/30/99         $12,170         $11,819         $10,808
10/31/99        $12,271         $12,567         $11,238
11/30/99        $12,122         $12,825         $11,233
12/31/99        $12,787         $13,577         $11,481
1/31/00         $11,577         $12,895         $11,000
2/29/00         $10,789         $12,651         $10,425
3/31/00         $11,893         $13,889         $11,486
4/30/00         $11,738         $13,471         $11,434
5/31/00         $11,499         $13,194         $11,544
6/30/00         $11,544         $13,520         $11,252
7/31/00         $12,038         $13,308         $11,286
8/31/00         $12,432         $14,135         $11,982
9/30/00         $12,265         $13,389         $11,842
10/31/00        $12,498         $13,332         $12,135
11/30/00        $12,038         $12,281         $11,635
12/31/00        $12,657         $12,341         $12,206
1/31/01         $13,853         $12,779         $12,447
2/28/01         $13,180         $11,614         $11,997
3/31/01         $12,795         $10,878         $11,537
4/30/01         $13,427         $11,723         $12,199
5/31/01         $13,709         $11,802         $12,410
6/30/01         $13,674         $11,515         $12,293
7/31/01         $13,444         $11,401         $12,243
8/31/01         $12,783         $10,688         $11,734
9/30/01         $11,421         $ 9,824         $10,798
10/31/01        $11,415         $10,012         $10,903
11/30/01        $12,433         $10,779         $11,597
12/31/01        $12,946         $10,876         $11,811
1/31/02         $12,304         $10,713         $11,637
2/28/02         $12,217         $10,507         $11,564
3/31/02         $12,992         $10,901         $12,061
4/30/02         $12,634         $10,241         $11,598
5/31/02         $12,663         $10,165         $11,577

Equity Partners Fund - Class C Shares $12,663
S&P 500 Index(3) $10,165
Morningstar Large Cap Value Average(4) $11,577

   TOTAL RETURNS
                                                AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                              1 Year    5 Years        Since
   May 31, 2002                                                 Inception(2)

 Equity Partners Fund--Class C Shares        (8.55)%      n/a          6.80%

--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's contingent deferred sales charge applicable to the specified time periods. The contingent deferred sales charge for Class C Shares is 1.00% for shares redeemed within one year of purchase. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
(2) The Fund's inception date is: Class C Shares: October 28, 1998. Benchmark returns are for the periods beginning October 31, 1998.
(3) The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.
(4) The Morningstar Large Cap Value Average represents a universe of funds investing primarily in companies with large market capitalization and which have low price/earnings and price/book ratios relative to the market-cap group average.


--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION(1)

Equity Partners Fund - Institutional Class, S&P 500 Index and Morningstar Large Cap Value Average
Growth of a $250,000 Investment (since inception)(2)

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

             Equity Partners                Morningstar Large
                 Fund--                         Cap Value
              Institutional   S&P 500 Index      Average
                 Shares
2/14/96         $250,000        $250,000        $250,000
2/29/96         $248,227        $250,000        $250,000
3/31/96         $248,424        $252,403        $253,525
4/30/96         $254,334        $256,124        $257,100
5/31/96         $258,077        $262,737        $261,425
6/30/96         $259,653        $263,731        $260,525
7/31/96         $252,757        $252,080        $250,300
8/31/96         $259,893        $257,397        $257,300
9/30/96         $274,960        $271,893        $268,250
10/31/96        $278,528        $279,383        $274,550
11/30/96        $303,903        $300,501        $292,575
12/31/96        $303,306        $294,547        $289,625
1/31/97         $313,530        $312,949        $301,825
2/28/97         $316,136        $315,401        $304,850
3/31/97         $304,709        $302,442        $294,400
4/30/97         $317,740        $320,497        $304,625
5/31/97         $339,590        $340,011        $323,050
6/30/97         $348,210        $355,268        $335,175
7/31/97         $373,112        $383,518        $359,525
8/31/97         $367,888        $362,029        $347,325
9/30/97         $376,929        $381,851        $364,425
10/31/97        $366,481        $369,099        $351,350
11/30/97        $375,925        $386,185        $361,475
12/31/97        $378,406        $392,817        $367,975
1/31/98         $375,752        $397,162        $367,750
2/28/98         $411,674        $425,808        $391,850
3/31/98         $440,657        $447,617        $409,500
4/30/98         $445,147        $452,116        $411,100
5/31/98         $435,146        $444,345        $403,375
6/30/98         $438,208        $462,398        $406,850
7/31/98         $425,523        $457,470        $395,225
8/31/98         $340,255        $391,432        $339,725
9/30/98         $365,610        $416,399        $357,600
10/31/98        $406,097        $450,278        $384,525
11/30/98        $443,926        $477,588        $401,975
12/31/98        $475,398        $505,079        $414,725
1/31/99         $481,610        $526,199        $416,750
2/28/99         $472,086        $509,846        $406,450
3/31/99         $509,355        $530,261        $417,675
4/30/99         $535,030        $550,778        $448,400
5/31/99         $533,374        $537,768        $443,250
6/30/99         $549,731        $567,617        $458,625
7/31/99         $523,021        $549,893        $444,600
8/31/99         $497,967        $547,173        $432,375
9/30/99         $485,751        $532,173        $415,625
10/31/99        $490,099        $565,849        $432,150
11/30/99        $484,509        $577,476        $431,950
12/31/99        $511,265        $611,360        $441,475
1/31/00         $463,666        $580,639        $422,975
2/29/00         $432,293        $569,648        $400,850
3/31/00         $476,864        $625,376        $441,650
4/30/00         $471,238        $606,561        $439,675
5/31/00         $461,935        $594,117        $443,900
6/30/00         $464,098        $608,763        $432,675
7/31/00         $484,436        $599,246        $433,975
8/31/00         $500,664        $636,468        $460,750
9/30/00         $494,389        $602,866        $455,350
10/31/00        $504,125        $600,318        $466,625
11/30/00        $485,951        $552,989        $447,400
12/31/00        $511,513        $555,695        $469,375
1/31/01         $560,165        $575,411        $478,625
2/28/01         $533,361        $522,944        $461,300
3/31/01         $518,270        $489,815        $443,625
4/30/01         $544,398        $527,879        $469,075
5/31/01         $556,336        $531,416        $477,200
6/30/01         $555,200        $518,475        $471,125
7/31/01         $546,425        $513,375        $469,150
8/31/01         $520,075        $481,225        $449,675
9/30/01         $464,900        $442,325        $413,800
10/31/01        $465,125        $450,800        $417,825
11/30/01        $507,000        $485,325        $444,375
12/31/01        $528,250        $489,725        $452,525
1/31/02         $502,525        $482,375        $445,850
2/28/02         $499,350        $473,125        $443,000
3/31/02         $531,425        $490,850        $462,000
4/30/02         $517,325        $461,125        $444,275
5/31/02         $518,925        $457,725        $445,225

Equity Partners Fund - Institutional Class  $518,925
S&P 500 Index(3) $457,725
Morningstar Large Cap Value Average(4) $445,225

   TOTAL RETURNS
                                                AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                               1 Year  5 Years         Since
   May 31, 2002                                                 Inception(2)

 Equity Partners Fund--Institutional Class    (6.73)%    8.85%        12.31%

--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. The 'Since Inception' and five-years performance would have been lower for Institutional Class if certain of the Fund's fees and expenses had not been waived prior to 1998.
(2) The Fund's inception date is: Institutional Class: February 14, 1996. Benchmark returns are for the periods beginning February 29, 1996.
(3) The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.
(4) The Morningstar Large Cap Value Average represents a universe of funds investing primarily in companies with large market capitalization and which have low price/earnings and price/book ratios relative to the market-cap group average.

--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS May 31, 2002



     SHARES   SECURITY                                 VALUE

              INVESTMENTS IN UNAFFILIATED ISSUERS
              COMMON STOCK--94.57%
              CONSUMER DISCRETIONARY--11.43%
    226,000   AOL Time Warner, Inc.(1) .........$  4,226,200
    198,000   Blyth Industries, Inc. ...........   5,520,240
    131,500   Clear Channel Communications,
              Inc.(1) ..........................   6,999,745
     50,000   Gannett Company, Inc. ............   3,790,000
    160,000   General Motors Corp.(2) ..........   9,944,000
    378,400   TJX Companies, Inc.(2) ...........   7,980,456
                                                ------------
                                                  38,460,641
                                                ------------
              CONSUMER STAPLES--3.97%
     97,500   Philip Morris Companies, Inc. ....   5,581,875
    191,700   Safeway, Inc.(1) .................   7,792,605
                                                ------------
                                                  13,374,480
                                                ------------
              FINANCIALS--36.83%
    164,200   American Express Company .........   6,980,142
    296,400   Americredit Corp.(1) .............  10,403,640
      6,800   Berkshire Hathaway--
              Class B(1,2) .....................  16,809,600
    375,772   Citigroup, Inc. ..................  16,225,835
    316,800   Countrywide Credit Industries,
              Inc.(2) ..........................  15,621,408
    217,000   Freddie Mac ......................  14,224,350
    114,000   Loews Corp. ......................   6,509,400
    272,000   Prudential Financial, Inc.(1,2) ..   9,381,280
    152,900   Safeco Corp.(2) ..................   4,891,271
    195,000   Wells Fargo Company ..............  10,218,000
    143,908   XL Capital Limited--Class A(2) ...  12,738,736
                                                ------------
                                                 124,003,662
                                                ------------
              HEALTH CARE--7.36%
    257,900   Oxford Health Plans, Inc.(1,2) ...  12,430,780
    166,600   Wellpoint Health Networks,
              Inc.(1,2) ........................  12,355,056
                                                ------------
                                                  24,785,836
                                                ------------
              INDUSTRIALS--24.97%
    739,000   Allied Waste Industries, Inc.(1) .   8,276,800
    254,000   American Standard
               Companies, Inc.(1,2) ............  19,177,000
    352,200   Canadian National Railway Co.(2,4)  17,486,730
    728,950   Cendant Corp.(1,2) ...............  13,325,206
    175,000   Convergys Corp.(1) ...............   4,592,000
     90,000   First Data Corp. .................   7,128,000
     28,700   SPX Corp.(1,2) ...................   3,946,250
    239,900   Tyco International Ltd. ..........   5,265,805
     70,600   United Technologies Corp. ........   4,862,222
                                                ------------
                                                  84,060,013
                                                ------------
    SHARES/
  PRINCIPAL
     AMOUNT   SECURITY                                 VALUE

              INFORMATION TECHNOLOGY--3.51%
    147,000   IBM Corp. ........................$ 11,826,150
                                                ------------
              TELECOMMUNICATION SERVICES--4.43%
    171,600   ALLTEL Corp. .....................   8,835,684
    420,000   Qwest Communications
               International, Inc.(2) ..........   2,167,200
    114,200   SBC Communications, Inc. .........   3,915,918
                                                ------------
                                                  14,918,802
                                                ------------
              UTILITIES--2.07%
    205,160   Kinder Morgan Management LLC(1,2)    6,977,476
                                                ------------
TOTAL COMMON STOCK
   (Cost $214,065,217) ......................... 318,407,060
                                                ------------

              REPURCHASE AGREEMENTS--5.43%
$18,260,000   Goldman Sachs & Co., dated 5/31/02,
              1.76%, principal and interest
              in the amount of $18,262,678 due
              6/3/02, collateralized by US
              Treasury Bill, par value of
              $18,644,000, due 6/20/02, with
              a market value of $18,625,617.
              (Cost $18,260,000) ...............  18,260,000
                                                ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $232,325,217) ......................... 336,667,060
                                                ------------

              INVESTMENT IN AFFILIATED
              INVESTMENT COMPANIES--22.68%
 76,376,518   Institutional Daily Assets Fund(5)
               (Note 2) ........................  76,376,518
                                                ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $76,376,518) ..........................  76,376,518
                                                ------------
TOTAL INVESTMENTS
   (Cost $308,701,735)(3) ...........122.68%    $413,043,578
OTHER LIABILITIES IN EXCESS
   OF ASSETS ........................(22.68)     (76,348,898)
                                     ------     ------------
NET ASSETS ..........................100.00%    $336,694,680
                                     ======     ============

--------------------------------------------------------------------------------
(1) Non-income producing security.
(2) All or a portion of this security was on loan (see Note 6). The value of all securities loaned at May 31, 2002 amounted to $73,201,633.
(3) Aggregate cost for federal tax purposes was $308,701,781.
(4) ADR--American Depository Receipt
(5) Represents security purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                      12

Equity Partners Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES


                                                               MAY 31, 2002

ASSETS
   Investments in unaffiliated issuers,
   at value (cost $232,325,217) ...............................$336,667,060
   Investments in affiliated issuers,
   at value (cost $76,376,518) ................................  76,376,518
                                                               ------------
Total investments, at value (cost $308,701,735) ............... 413,043,578
   Cash .......................................................       6,714
   Receivable for capital shares sold .........................      37,348
   Receivable for securities sold .............................     444,059
   Dividend and interest receivable ...........................     274,219
   Prepaid expenses and other .................................      72,738
                                                               ------------
Total assets .................................................. 413,878,656
                                                               ------------
LIABILITIES
   Payable for collateral under securities
   lending agreements .........................................  76,376,518
   Payable for capital shares redeemed ........................     343,657
   Advisory fees payable ......................................     229,721
   Transfer agent fees payable ................................      28,369
   Accounting fees payable ....................................       7,728
   Custody fees payable .......................................       5,609
   Accrued expenses and other .................................     192,374
                                                               ------------
Total liabilities .............................................  77,183,976
                                                               ------------
NET ASSETS ....................................................$336,694,680
                                                               ============
COMPOSITION OF NET ASSETS
   Paid-in capital ............................................ 231,353,264
   Distributions in excess of net investment income ...........    (42,207)
   Accumulated net realized gain from
   investment transactions ....................................   1,041,781
   Net unrealized appreciation on investments ................. 104,341,842
                                                               ------------
NET ASSETS ....................................................$336,694,680
                                                               ============
NET ASSET VALUE PER SHARE
   Class A Shares(1) ..........................................$      22.67
                                                               ============
   Class B Shares(2) ..........................................$      21.89
                                                               ============
   Class C Shares(3) ..........................................$      21.89
                                                               ============
   Institutional Class(4) .....................................$      22.80
                                                               ============

--------------------------------------------------------------------------------
(1) Net asset value and redemption price per share (based on net assets of $193,301,144 and 8,528,400 shares outstanding). Maximum offering price per share was $23.99 ($22.67 / 0.945). Maximum offering price per share reflects the effect of the 5.50% front-end sales charge.
(2) Net asset value and offering price per share (based on net assets of $36,476,054 and 1,666,256 shares outstanding). Redemption value is $20.80 following a 5.00% maximum contingent deferred sales charge.
(3) Net asset value and offering price per share (based on net assets of $6,441,664 and 294,284 shares outstanding). Redemption value is $21.67 following a 1.00% maximum contingent deferred charge.
(4) Net asset value per share (based on net assets of $100,475,818 and 4,406,673 shares outstanding).

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                      13

Equity Partners Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                    FOR THE
                                                                 YEAR ENDED
                                                               MAY 31, 2002



INVESTMENT INCOME
   Dividends from unaffiliated investment companies(1) ........$  3,168,948
   Dividends from affiliated investment companies .............     208,831
   Interest ...................................................     649,165
                                                               ------------
Total income ..................................................   4,026,944
                                                               ------------
EXPENSES
   Investment advisory fees ...................................   2,733,729
   Distribution fees:
     Class A Shares ...........................................     495,173
     Class B Shares(2) ........................................     382,222
     Class C Shares(2) ........................................      67,771
   Transfer agent fees ........................................     198,808
   Professional fees ..........................................     108,499
   Accounting fees ............................................      91,618
   Registration fees ..........................................      45,891
   Printing & shareholder reports .............................      43,370
   Custody fees ...............................................      34,655
   Directors' fees ............................................      16,582
   Miscellaneous ..............................................      11,976
                                                               ------------
Total expenses ................................................   4,230,294
                                                               ------------
EXPENSES IN EXCESS OF INCOME ..................................    (203,350)
                                                               ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain from investment transactions .............   1,995,662
   Net change in unrealized
   appreciation/depreciation on investments ................... (29,788,755)
                                                               ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ............... (27,793,093)
                                                               ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ....................$(27,996,443)
                                                               ============

--------------------------------------------------------------------------------
(1) Net of foreign withholding tax of $26,804.
(2) Includes 0.25% shareholder servicing fee.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                      14

Equity Partners Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     FOR THE YEARS ENDED MAY 31,
                                                                                    2002                    2001

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment (expenses in excess of) income .........................     $(203,350)          $     592,821
   Net realized gain from investment transactions ........................     1,995,662               3,857,947
   Net change in unrealized appreciation/
     depreciation on investments .........................................   (29,788,755)             62,726,041
                                                                            ------------           -------------
   Net increase (decrease) in net assets from operations .................   (27,996,443)             67,176,809
                                                                            ------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and net realized short-term gains:
     Class A Shares ......................................................      (441,168)               (635,183)
     Institutional Class .................................................      (411,090)               (681,323)
   Net realized gain from investment transactions:
     Class A Shares ......................................................    (1,229,222)             (6,808,613)
     Class B Shares ......................................................      (238,569)             (1,402,850)
     Class C Shares ......................................................       (43,679)               (234,795)
     Institutional Class .................................................      (575,022)             (3,377,136)
                                                                            ------------           -------------
Total distributions ......................................................    (2,938,750)            (13,139,900)
                                                                            ------------           -------------
CAPITAL SHARE TRANSACTIONS
   Net proceeds from sale of shares ......................................    51,654,229              77,098,253
   Net dividend reinvestments ............................................     2,493,875              12,266,063
   Net cost of shares redeemed ...........................................   (71,951,195)           (124,790,355)
                                                                            ------------           -------------
Net decrease in net assets from capital share transactions ...............   (17,803,091)            (35,426,039)
                                                                            ------------           -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................   (48,738,284)             18,610,870
NET ASSETS
   Beginning of year .....................................................   385,432,964             366,822,094
                                                                            ------------           -------------
   End of year (including (distributions in excess of income)
     undistributed net investment income
     of $(42,207) and $573,607, respectively) ............................  $336,694,680           $ 385,432,964
                                                                            ============           =============


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES

                                                                                 FOR THE YEARS ENDED MAY 31,
                                                  2002          2001          2000         1999         1998

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .........    $24.56        $21.22        $25.68       $21.29        $16.93
                                                ------        ------        ------       ------        ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (expenses in
     excess of) income .....................     (0.01)(1)      0.06          0.10        (0.01)         0.05
   Net realized and unrealized
     gain (loss) on investments ............     (1.69)         4.12         (3.54)        4.70          4.60
                                                ------        ------        ------       ------        ------
Total from investment operations ...........     (1.70)         4.18         (3.44)        4.69          4.65
                                                ------        ------        ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     and net realized short-term gains .....     (0.05)        (0.07)        (0.03)       (0.03)        (0.10)
   Net realized long-term gains ............     (0.14)        (0.77)        (0.99)       (0.27)        (0.19)
                                                ------        ------        ------       ------        ------
Total distributions ........................     (0.19)        (0.84)        (1.02)       (0.30)        (0.29)
                                                ------        ------        ------       ------        ------
NET ASSET VALUE, END OF YEAR ...............    $22.67        $24.56        $21.22       $25.68        $21.29
                                                ======        ======        ======       ======        ======
TOTAL INVESTMENT RETURN(2) .................     (6.96)%       20.14%       (13.63)%      22.31%        27.76%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ........................  $193,301      $217,173      $214,677     $283,950      $198,387
   Ratios to average net assets:
     Net investment (expenses
        in excess of) income ...............     (0.03)%        0.18%         0.38%       (0.02)%        0.29%
     Expenses ..............................      1.21%         1.18%         1.18%        1.20%         1.24%
     Portfolio turnover rate ...............        20%           20%           32%          21%            8%


--------------------------------------------------------------------------------
(1) Calculated using average shares methodology.
(2) Total return excludes the effect of sales charge.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                      16

Equity Partners Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES


                                                                                  FOR THE YEARS ENDED MAY 31,
                                                  2002          2001          2000         1999          1998

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ..........   $23.85        $20.72        $25.29       $21.10        $16.84
                                                ------        ------        ------       ------        ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income .............    (0.17)(1)     (0.13)        (0.09)       (0.14)        (0.06)
   Net realized and unrealized
     gain (loss) on investments .............    (1.65)         4.03         (3.46)        4.60          4.54
                                                ------        ------        ------       ------        ------
Total from investment operations ............    (1.82)         3.90         (3.55)        4.46          4.48
                                                ------        ------        ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and
     net realized short-term gains ..........       --            --         (0.03)          --         (0.03)
   Net realized long-term gains .............    (0.14)        (0.77)        (0.99)       (0.27)        (0.19)
                                                ------        ------        ------       ------        ------
Total distributions .........................    (0.14)        (0.77)        (1.02)       (0.27)        (0.22)
                                                ------        ------        ------       ------        ------
NET ASSET VALUE, END OF YEAR ................   $21.89        $23.85        $20.72       $25.29        $21.10
                                                ======        ======        ======       ======        ======
TOTAL INVESTMENT RETURN(2) ..................    (7.63)%       19.22%       (14.29)%      21.39%        26.81%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) .........................  $36,476       $45,523       $40,185      $52,603       $37,046
   Ratios to average net assets:
     Expenses in excess of income ...........    (0.78)%       (0.57)%       (0.37)%      (0.77)%       (0.47)%
     Expenses ...............................     1.96%         1.93%         1.93%        1.95%         1.98%
   Portfolio turnover rate ..................       20%           20%           32%          21%            8%


--------------------------------------------------------------------------------
(1) Calculated using average shares methodology.
(2) Total return excludes the effect of sales charge.


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS C SHARES

                                                                                               FOR THE PERIOD
                                                                                             OCT. 28, 1998(1)
                                                             FOR THE YEARS ENDED MAY 31,      THROUGH MAY 31,
                                                2002          2001          2000                         1999

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .........  $23.85        $20.72        $25.27                     $19.09
                                                ------        ------        ------                     ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income ..............   (0.17)(2)     (0.13)        (0.08)                     (0.03)
   Net realized and unrealized gain
     (loss) on investments ...................   (1.65)         4.03         (3.45)                      6.48
                                                ------        ------        ------                     ------
Total from investment operations .............   (1.82)         3.90         (3.53)                      6.45
                                                ------        ------        ------                     ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and net
     realized short-term gains ...............      --            --         (0.03)                        --
   Net realized long-term gains ..............   (0.14)        (0.77)        (0.99)                     (0.27)
                                                ------        ------        ------                     ------
Total distributions ..........................   (0.14)        (0.77)        (1.02)                     (0.27)
                                                ------        ------        ------                     ------
NET ASSET VALUE, END OF PERIOD ...............  $21.89        $23.85        $20.72                     $25.27
                                                ======        ======        ======                     ======
TOTAL INVESTMENT RETURN(3) ...................   (7.63)%       19.22%       (14.22)%                    34.06%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ..........................  $6,442        $7,149        $6,455                     $3,441
   Ratios to average net assets:
     Expenses in excess of income ............   (0.78)%       (0.57)%       (0.39)%                    (0.73)%(4)
     Expenses ................................    1.96%         1.93%         1.93%                      1.85%(4)
   Portfolio turnover rate ...................      20%           20%           32%                        21%


--------------------------------------------------------------------------------
1 Commencement of operations.
2 Calculated using average shares methodology.
3 Total return excludes the effect of sales charge.
4 Annualized.


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL CLASS

                                                                                  FOR THE YEARS ENDED MAY 31,
                                                  2002          2001          2000         1999          1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR .........    $24.70        $21.35        $25.75       $21.32        $16.94
                                                ------        ------        ------       ------        ------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income ...................      0.05(1)       0.11          0.15         0.04          0.10
   Net realized and unrealized
     gain (loss) on investments ............     (1.71)         4.15         (3.53)        4.70          4.61
                                                ------        ------        ------       ------        ------
Total from investment operations ...........     (1.66)         4.26         (3.38)        4.74          4.71
                                                ------        ------        ------       ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     and net realized short-term gains .....     (0.10)        (0.14)        (0.03)       (0.04)        (0.14)
   Net realized long-term gains ............     (0.14)        (0.77)        (0.99)       (0.27)        (0.19)
                                                ------        ------        ------       ------        ------
Total distributions ........................     (0.24)        (0.91)        (1.02)       (0.31)        (0.33)
                                                ------        ------        ------       ------        ------
NET ASSET VALUE, END OF YEAR ...............    $22.80        $24.70        $21.35       $25.75        $21.32
                                                ======        ======        ======       ======        ======
TOTAL INVESTMENT RETURN ....................     (6.73)%       20.44%       (13.39)%      22.53%        28.14%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ........................  $100,476      $115,588      $105,505     $125,388       $94,354
   Ratios to average net assets:
     Net investment income .................      0.22%         0.43%         0.65%        0.23%         0.54%
     Expenses ..............................      0.96%         0.93%         0.93%        0.95%         0.98%
   Portfolio turnover rate .................        20%           20%           32%          21%            8%



--------------------------------------------------------------------------------
(1) Calculated using average shares methodology.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Flag Investors Equity Partners Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland.

The Fund offers four classes of shares to investors. The Class A Shares have a maximum front-end sales charge of 5.50%. The Class B Shares have a maximum contingent deferred sales charge of 5.00%. The Class C Shares have a maximum contingent deferred sales charge of 1.00%. The Institutional Class has no sales charge. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to seek to achieve long-term growth of capital, and secondarily, current income by investing primarily in a diversified portfolio of common stocks. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Fund's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Fund values its investments at market value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the bid price in the over-the-counter market.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. On May 31, 2002 there were no fair valued securities.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. DISTRIBUTIONS
The Fund pays semi-annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.



--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income and capital gains to shareholders. Therefore, no federal income taxes have been accrued.

G. REPURCHASE AGREEMENTS
The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

H. SECURITIES LENDING
The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund may invest the cash collateral in an affiliated money market fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. The fees earned for lending securities may be shared with an affiliate regardless of whether or not the cash collateral is invested in an affiliated money market fund. Either the Fund or the borrower may terminate the loan.

I. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the following annual rates: 1.00% of the first $50 million, 0.85% of the next $50 million, 0.80% of the next $100 million and 0.70% of the amount in excess of $200 million.

Alex. Brown Investment Management is the Fund's Sub-Advisor. The Sub-Advisor is paid by the Advisor.

ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

Deutsche Bank Trust Company Americas, (formerly, Bankers Trust Company), an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.

Deutsche Bank AG is the securities lending agent for the Fund. The Fund used cash collateral from securities lending transactions to purchase shares of an affiliated fund and paid fees generated from those transactions to the securities lending agent. For the year ended May 31, 2002, the Fund paid the securities lending agent approximately $55,054 for its services.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.


--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 3--OTHER FEES
ICC Distributors, Inc. is the Fund's Distributor. The Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. The Fund also pays the Distributor a shareholder servicing fee based on the average daily net assets of the Class B and Class C Shares which is calculated daily and paid monthly at the annual rate of 0.25%. The Fund does not pay fees on the Institutional Class.

NOTE 4--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 90 million shares of $.001 par value capital stock (40 million Class A Shares, 15 million Class B Shares, 15 million Class C Shares, 15 million Institutional Class and 5 million undesignated). Transactions in capital shares were as follows:

                                                                 Class A Shares
                      ---------------------------------------------------------
                              For the Year Ended             For the Year Ended
                                    May 31, 2002                   May 31, 2001
                      --------------------------     --------------------------
                         Shares           Amount        Shares           Amount
                      ---------     ------------     ---------     ------------
      Sold            1,080,686     $ 24,638,882     1,684,622     $ 38,361,983
      Reinvested         66,803        1,520,676       315,038        6,985,189
      Redeemed       (1,460,915)     (33,200,204)   (3,272,547)     (73,751,882)
                      ---------     ------------     ---------     ------------
      Net decrease     (313,426)    $ (7,040,646)   (1,272,887)    $(28,404,710)
                      =========     ============     =========     ============

                                                                 Class B Shares
                      ---------------------------------------------------------
                              For the Year Ended             For the Year Ended
                                    May 31, 2002                   May 31, 2001
                      --------------------------     --------------------------
                         Shares           Amount        Shares           Amount
                      ---------     ------------     ---------     ------------
      Sold              425,853     $  9,299,161       314,850     $  7,042,501
      Reinvested          9,761          213,854        61,531        1,327,225
      Redeemed         (677,896)     (14,862,310)     (407,058)      (9,011,404)
                       ---------     ------------     ---------    ------------
     Net decrease     (242,282)     $ (5,349,295)      (30,677)    $   (641,678)
                      =========     ============     =========     ============

                                                                 Class C Shares
                      ---------------------------------------------------------
                                       For the Year Ended    For the Year Ended
                                             May 31, 2002          May 31, 2001
                      --------------------------     --------------------------
                         Shares           Amount        Shares           Amount
                      ---------     ------------     ---------     ------------
      Sold               58,231     $  1,273,794        91,894     $  2,036,110
      Reinvested          1,842           40,357        10,383          223,972
      Redeemed          (65,483)      (1,434,627)     (114,128)      (2,561,921)
                      ---------     ------------     ---------     ------------
      Net decrease       (5,410)    $   (120,476)      (11,851)    $   (301,839)
                      =========     ============     =========     ============

                                                            Institutional Class
                      ---------------------------------------------------------
                                       For the Year Ended    For the Year Ended
                                             May 31, 2002          May 31, 2001
                      --------------------------     --------------------------
                         Shares           Amount        Shares           Amount
                      ---------     ------------     ---------     ------------
      Sold              720,971     $ 16,442,392     1,315,305     $ 29,657,659
      Reinvested         31,389          718,988       167,023        3,729,677
      Redeemed       (1,025,819)     (22,454,054)   (1,743,906)     (39,465,148)
                      ---------     ------------     ---------     ------------
      Net decrease     (273,459)    $ (5,292,674)     (261,578)    $ (6,077,812)
                      =========     ============     =========     ============


--------------------------------------------------------------------------------
                                      22

Equity Partners Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 5--FEDERAL INCOME TAXES
At May 31, 2002, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from net operating losses, distribution reclassifications and the utilization of earnings and profits distributed to redeeming shareholders as a part of the Fund's dividends paid deduction. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

         Undistributed              Undistributed
        Net Investment               Net Realized              Paid-in
                Income                Gain/(Loss)              Capital
   -------------------       --------------------          -----------
              $439,794                 $(664,302)             $224,508

At May 31, 2002, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $113,721,332 and $9,379,535, respectively. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from Generally Accepted Accounting Principles.

Distributions during the year ended May 31, 2002 were characterized as follows for tax purposes:

     Ordinary income        Long-term capital gains
--------------------       ------------------------
            $852,258                     $2,086,492

At May 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income          Long-term capital gains
-----------------------------          -----------------------
                     $131,806                         $910,021

The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the year ended May 31, 2002, were $64,459,784 and $63,257,294, respectively.

NOTE 6--LENDING OF SECURITIES
The Fund had the following amounts of securities out on loan at May 31, 2002:

                Market Value           Market Value         % of Portfolio
        of Loaned Securities          of Collateral                on Loan
      ----------------------         --------------        ---------------
                 $73,201,633            $76,376,518                    22%

NOTE 7--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At May 31, 2002 there were 3 shareholders who collectively held 19% of the outstanding shares of the Fund.



--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Flag Investors Equity Partners Fund, Inc.:




In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Flag Investors Equity Partners Fund, Inc. (hereafter referred to as the 'Fund') at May 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
June 28, 2002


--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended May 31, 2002

The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Fund has designated $1,424,108 of its earnings for the fiscal year ended May 31, 2002, as 20% rate capital gains dividends. The Fund's distributions to shareholders included $0.14 per share from long-term capital gains, all of which is taxable at the 20% capital gains rate.

Of ordinary distributions made during the fiscal year ended May 31, 2002, 100% qualifies for the dividends received deduction available to corporate shareholders.



--------------------------------------------------------------------------------
                                      24

Equity Partners Fund
--------------------------------------------------------------------------------
FUND DIRECTORS


                                                                                                                NUMBER OF FUNDS
                                                                                                                IN THE FUND
NAME, BIRTH DATE AND                    BUSINESS EXPERIENCE AND                                                 COMPLEX OVERSEEN
POSITION WITH THE FUND(1)               DIRECTORSHIPS DURING THE PAST 5 YEARS                                   BY DIRECTOR(2)

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt                         Chairman, IEP Advisors, Inc. (July 1998 to present); Chairman           25
February 3,                             of the Board, Weirton Steel Corporation(3) (April 1996 to
1947 Director since 1999.               present); Member of the Board, Hollinger International, Inc.(3)
                                        (publishing) (1995 to present), HCL Technologies Limited
                                        (information technology) (April 1999 to present), UBS Mutual Funds
                                        (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (1995 to present);
                                        and Member, Textron Inc.(3) International Advisory Council
                                        (July 1996 to present). Formerly, Partner, McKinsey & Company
                                        (consulting) (1991-1994) and US Chief Negotiator in Strategic
                                        Arms Reduction Talks (START) with former Soviet Union and US
                                        Ambassador to the Federal Republic of Germany (1985-1991);
                                        Member of the Board, Homestake Mining(3) (mining and exploration)
                                        (1998-February 2001), Archer Daniels Midland Company(3)
                                        (agribusiness operations) (October 1996-June 2001) and Anchor
                                        Gaming (gaming software and equipment) (March 1999-December 2001).


------------------------------------------------------------------------------------------------------------------------------------


Joseph R. Hardiman                      Private Equity Investor (1997 to present); Director, Soundview          23
May 27, 1937                            Technology Group Inc. (investment banking) (July 1998 to present),
Director since 1998.                    Corvis Corporation(3) (optical networking equipment) (July 2000 to present), Brown Investment Advisory & Trust Company (investment advisor) (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds
                                        (registered investment companies) (March 1998 to present). Formerly,
                                        Director, Circon Corp.(3) (medical instruments) (November 1998-January
                                        1999); President and Chief Executive Officer, The National Association
                                        of Securities Dealers, Inc.and The NASDAQ Stock Market, Inc.
                                        (1987-1997); Chief Operating Officer of Alex. Brown & Sons
                                        Incorporated (now Deutsche Bank Securities Inc.) (1985-1987) and
                                        General Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank
                                        Securities Inc.) (1976-1985).





--------------------------------------------------------------------------------

Equity Partners Fund
--------------------------------------------------------------------------------
FUND DIRECTORS


                                                                                                                NUMBER OF FUNDS
                                                                                                                IN THE FUND
NAME, BIRTH DATE AND                    BUSINESS EXPERIENCE AND                                                 COMPLEX OVERSEEN
POSITION WITH THE FUND(1)               DIRECTORSHIPS DURING THE PAST 5 YEARS                                   BY DIRECTOR(2)



INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Louis E. Levy                           Director, Household International (banking and finance) (1992           25
November 16, 1932                       to present) and ISI Family of Funds (registered investment
Director since 1994.                    companies) (1994 to present). Formerly, Chairman of the
                                        Quality Control Inquiry Committee, American Institute of
                                        Certified Public Accountants (1992-1998); Trustee, Merrill
                                        Lynch Funds for Institutions (1991-1993); Adjunct Professor,
                                        Columbia University-Graduate School of Business (1991-1992);
                                        Director, Kimberly-Clark Corporation (personal consumer
                                        products) (retired 2000) and Partner, KPMG Peat Marwick
                                        (retired 1990).


------------------------------------------------------------------------------------------------------------------------------------


Eugene J. McDonald                      Executive Vice President, Investment Counsel, Duke                      25
July 14, 1932                           University (September 2000 to present); Advisory Board
Director since 1994.                    Member, A.M. Pappas & Associates (life sciences industry)
                                        (2000 to present) and Ashford Capital Management (2000 to
                                        present); Committee Member, North Carolina Treasurer's
                                        Office Investment Advisory Committee (2001 to present);
                                        Director, Victory Funds (registered investment companies)
                                        (April 1993 to present); Lead Director, National Commerce
                                        Bank Corporation (NCBC) (banking) (July 2000 to present);
                                        Principal and Chief Investment Officer, Quellos Private
                                        Capital Markets, LLC (investments) (September 2001 to
                                        present); Director, RedHat, Inc. (software) (July 2000 to
                                        present) and Incara Pharmaceuticals (June 2001 to present).
                                        Formerly, Chairman, Winston Hedged Equity Group (July 2000-
                                        August 2001); Executive Vice Chairman and Director, Central
                                        Carolina Bank & Trust (banking) (January 1998-July 2000);
                                        Director, AMBAC Treasurers Trust (registered investment
                                        company) (July 1996-August 1997), DP Mann Holdings (insurance)
                                        (December 1996-December 1998), ISI Family of Funds (registered investment companies) (1992-1999); President, Duke Management
                                        Company (investments) (July 1990-September 2000) and Executive
                                        Vice President, Duke University (education, research and health care) (July 1984-September 2000).


------------------------------------------------------------------------------------------------------------------------------------


Rebecca W. Rimel                        President and Chief Executive Officer, The Pew Charitable               25
April 10, 1951                          Trusts (charitable foundation) (1994 to present) and Director
Director since 1995.                    and Executive Vice President, The Glenmede Trust Company
                                        (investment trust and wealth management) (1994 to present).
                                        Formerly, Executive Director, The Pew Charitable Trusts
                                        (1988-1994) and Director, ISI Family of Funds (registered
                                        investment companies) (1997-1999).


------------------------------------------------------------------------------------------------------------------------------------


Equity Partners Fund
--------------------------------------------------------------------------------
FUND DIRECTORS
                                                                                                                NUMBER OF FUNDS
                                                                                                                IN THE FUND
NAME, BIRTH DATE AND                    BUSINESS EXPERIENCE AND                                                 COMPLEX OVERSEEN
POSITION WITH THE FUND(1)               DIRECTORSHIPS DURING THE PAST 5 YEARS                                   BY DIRECTOR(2)


INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------


Carl W. Vogt                            Of Counsel, Fulbright & Jaworski, L.L.P (law) (2002 to                  25
April 20, 1936                          present); Director, Yellow Corporation (trucking) (1996 to
Director since 1996.                    present), American Science & Engineering (x-ray detection
                                        equipment) (1997 to present) and ISI Family of Funds
                                        (registered investment companies) (1999 to present). Formerly,
                                        Chairman and Member, National Transportation Safety Board
                                        (1992-1994); Director, National Railroad Passenger Corporation
                                        (Amtrak) (1991-1992); Member, Aviation System Capacity
                                        Advisory Committee (Federal Aviation Administration);
                                        President (interim) of Williams College (1999-2000); President, certain funds in the Deutsche Asset Management Family of Funds
                                        (formerly, Flag Investors Family of Funds) (registered
                                        investment companies) (1999-2000); and Senior Partner,
                                        Fulbright and Jawoski L.L.P. (law), retired December 31, 2001.


------------------------------------------------------------------------------------------------------------------------------------


Robert H. Wadsworth                     President, Robert H.Wadsworth Associates, Inc.(consulting               28
January 29, 1940                        firm) (1982 to present), President and Director, Trust for
Director since 1999.                    Investment Managers (registered investment company)(1999
                                        to present); Formerly President, Investment Company
                                        Administration, L.L.C. (1992*-July 2001); President, Treasurer
                                        and Director, First Fund Distributors, Inc. (1990-January 2002);
                                        Vice President, Professionally Managed Portfolios (1999-2002)
                                        and Advisors Series Trust (1997-2002) (registered investment companies); President, Guinness Flight Investment Funds, Inc.
                                        (registered investment companies)(1994-1998).

                                        * This is the inception date of the corporation, which was the predecessor to the LLC.


------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------


Richard T. Hale(4)                      Managing Director, Deutsche Bank Securities Inc. (formerly              52
July 17, 1945                           Deutsche Banc Alex. Brown Inc.) and Deutsche Asset
Director since 1994.                    Management (1999 to present); Director and President,
                                        Investment Company Capital Corp. (registered investment
                                        advisor) (1996 to present); Director, Deutsche Global Funds,
                                        Ltd. (2000 to present), CABEI Fund (2000 to present) and
                                        North American Income Fund (2000 to present); Vice
                                        President, Deutsche Asset Management, Inc. (2000 to
                                        present). Chartered Financial Analyst. Formerly, Director, ISI
                                        Family of Funds (registered investment companies) (1992-1999).



--------------------------------------------------------------------------------
                                      27

Equity Partners Fund
--------------------------------------------------------------------------------
FUND DIRECTORS


                                                                                                                NUMBER OF FUNDS
                                                                                                                IN THE FUND
NAME, BIRTH DATE AND                    BUSINESS EXPERIENCE AND                                                 COMPLEX OVERSEEN
POSITION WITH THE FUND(1)               DIRECTORSHIPS DURING THE PAST 5 YEARS                                   BY DIRECTOR(2)



INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------

Truman T. Semans(4)                     Vice Chairman, Brown Investment Advisory & Trust Company                25
October 27, 1926                        (1993 to present); Director and Chairman, Virginia Hot
Director since 1992.                    Springs, Inc. (property management) (1991 to present) and
                                        Director of Upstate (biotechnology) (1994 to present).
                                        Formerly, Managing Director and Vice Chairman, Alex. Brown
                                        & Sons Incorporated  (Deutsche Bank Securities Inc.)
                                        (1974-1998); Director, Investment Company Capital Corp.
                                        (registered investment advisor) (1996-2000) and Director,
                                        ISI Family of Funds (registered investment companies)
                                        (1997-1999).


------------------------------------------------------------------------------------------------------------------------------------


NAME, BIRTH DATE AND
POSITION WITH THE TRUST AND             BUSINESS EXPERIENCE AND
THE PORTFOLIO TRUST                     DIRECTORSHIPS DURING THE PAST 5 YEARS


OFFICERS
--------------------------------------------------------------------------------

Richard T. Hale                         See information provided under
President since 2000.                   Interested Directors.

--------------------------------------------------------------------------------

Amy Olmert                              Director, Deutsche Asset Management
Secretary since 1997.                   (January 1999 to present) and Certified
May 14, 1963                            Public Accountant (1989 to present).
                                        Formerly, Vice President, BT Alex. Brown
                                        Incorporated (now Deutsche Bank
                                        Securities Inc.) (1997-1999); Senior
                                        Manager, Coopers & Lybrand L.L.P. (now
                                        PricewaterhouseCoopers LLP) (1992-1997).

--------------------------------------------------------------------------------

Daniel O. Hirsch                        Managing Director, Deutsche Asset
Assistant Secretary since 1999.         Management (2002 to present) and
March 27, 1954                          Director, Deutsche Global Funds,Ltd.
                                        (2002 to present). Formerly, Director,
                                        Deutsche Asset Management (1999-2002),
                                        Principal, BT Alex. Brown Incorporated
                                        (now Deutsche Bank Securities Inc.)
                                        (1998-1999); Assistant General Counsel,
                                        United States Securities and Exchange
                                        Commission (1993-1998).

--------------------------------------------------------------------------------

Charles A. Rizzo                        Director, Deutsche Asset Management
Treasurer since 1999.                   (April 2000 to present); Certified
August 5, 1957                          Public Accountant and Certified
                                        Management Accountant. Formerly, Vice
                                        President and Department Head, BT Alex.
                                        Brown Incorporated (now Deutsche Bank
                                        Securities Inc.) (1998-1999) and Senior
                                        Manager, Coopers & Lybrand L.L.P. (now
                                        PricewaterhouseCoopers LLP) (1993-1998).

--------------------------------------------------------------------------------
(1) The mailing address of each Director and Officer with respect to Fund operations is One South Street, Baltimore, MD 21202.
(2) As of March 31, 2002 thetotal number of Funds in the Deutsche Asset Management Fund Complex (the `Fund Complex') is 89.
(3) A publicly held company
with securities registered pursuant to Section 12 of the Securities Exchange
Act of 1934.
(4) Messrs. Semans and Hale are directors/trustees who are 'Interested Persons' within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Hale is the President and a Director of the Fund's Advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates. Mr. Semans is Vice Chairman of Brown Investment Advisory & Trust Company, an affiliate of Brown Advisory Incorporated, the sub-advisor to two funds in the fund complex.

The Fund's Statement of Additional Information includes additional information about the Fund's directors. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-730-1313.


--------------------------------------------------------------------------------
                                      28

                  [THIS PAGE INTENTIONALLY LEFT BLANK]

                  [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


Equity Partners Fund
   Class A Shares                                      CUSIP #33832P109
   Class B Shares                                      CUSIP #33832P208
   Class C Shares                                      CUSIP #33832P406
   Institutional Class                                 CUSIP #33832P307
                                                       BDEPANN (5/02)
                                                       Printed 7/02

Distributed by:
ICC Distributors, Inc.